May 1, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: PRIAC Variable Contract Account A

Registration Statement File No.: 333-139334

Commissioners:

Pursuant to Rule 497( j ) under the Securities Act of 1933, Prudential Retirement Insurance and Annuity Company, on behalf of the PRIAC Variable Contract Account A (the “Account”), hereby certifies : (1) that the text of the Account’s most recent post-effective amendment has been filed electronically, and (2) that the form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497( c ) would not have differed from that contained in the most recent post-effective amendment.

Respectfully submitted,

/s/ Adam Scaramella
Adam Scaramella
Vice President and Corporate Counsel